INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Components of Income Tax Expense (Benefits)
	Year ended
	December 31,
	2014	2013	2012

Deferred tax benefit	$(224)	$(432)	$(321)
Current taxes	958	376	112

	$734	$(56)	$(209)

Domestic	$140	$(6)	$201
Foreign	594	(50)	(410)

	$734	$(56)	$(209)
Domestic taxes:
Current	$140	$(6)	$201
Deferred	-	-	-

	140	(6)	201
Foreign taxes:
Current	818	382	(89)
Deferred	(224)	(432)	(321)

	594	(50)	(410)

Income taxes (income tax benefits)	$734	$(56)	$(209)

Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign
	Year ended
	December 31,
	2014	2013	2012

Domestic	$(2,540)	$(688)	$1,147
Foreign	1,582	3	130

	$(958)	$(685)	$1,277

Schedule of Reconciliation Between The Theoretical Tax Expense And The Actual Tax Expense
	December 31,
	2014	2013	2012
Income (loss) before taxes, as reported in the consolidated statements of income	$(958)	$(685)	$1,277

Statutory tax rate	26.5%	25%	25%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$(254)	$(171)	$319
Tax adjustment in respect of different tax rate of foreign subsidiaries	112	(6)	21
Non-deductible expenses and other permanent differences	496	226	233
Losses and timing differences for which valuation allowance was provided	288	760	934
Utilization of tax losses for which valuation allowance was provided for in prior years	(52)	(816)	(1,538)
Other	144	(49)	(178)

Actual taxes on income (income tax benefit)	$734	$(56)	$(209)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2014	2013

Net operating loss carry forwards	$12,590	$11,645
Temporary differences related to research and development expenses	1,865	1,631
Temporary differences related to accrued employee costs	378	590
Deferred revenue and other	706	554
Total deferred tax asset before valuation allowance	15,539	14,420
Less - valuation allowance	(14,834)	(13,836)

Deferred tax asset	705	584

Deferred tax liability - Intangible assets and other	(68)	(171)

Deferred tax assets, net	$637	$413

Domestic	-	-

Foreign:
Current deferred tax asset, net	181	148
Non-current deferred tax asset, net	456	265

	637	413

	$637	$413

Summary of Unrecognized Tax Benefits
	December 31,
	2014	2013

Opening balance	$103	$201
Additions for prior years' tax position	10	26
Reduction of prior years' tax position due to lapse of statute of limitation	(20)	(124)

Closing balance	$93	$103

Included in accrued expenses and other current liabilities	$39	$21

Included in other long term liabilities	$54	$82